SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND USE OF ESTIMATES
BASIS OF PRESENTATION AND USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosure of contingent assets and liabilities in the consolidated financial statements. Significant estimates and assumptions used in the preparation of the consolidated financial statements include, but are not limited to: carrying values of regulatory assets and liabilities (Note 7); purchase price allocations (Note 8); unbilled revenues; depreciation rates and carrying value of property, plant and equipment (Note 11); amortization rates of intangible assets (Note 15); measurement of goodwill (Note 16); fair value of asset retirement obligations (ARO) (Note 19); valuation of stock-based compensation (Note 22); fair value of financial instruments (Note 24); provisions for income taxes (Note 25); assumptions used to measure retirement and other postretirement benefit obligations (OPEB) (Note 26); commitments and contingencies (Note 29); and estimates of losses related to environmental remediation obligations (Note 29). Actual results could differ from these estimates.

PRINCIPLES OF CONSOLIDATION
PRINCIPLES OF CONSOLIDATION
The consolidated financial statements include our accounts and accounts of our subsidiaries and variable interest entities (VIEs) for which we are the primary beneficiary. A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity’s operations through voting rights or do not substantively participate in the gains and losses of the entity. Upon inception of a contractual agreement, we perform an assessment to determine whether the arrangement contains a variable interest in a legal entity and whether that legal entity is a VIE. The primary beneficiary has both the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and the obligation to absorb losses or the right to receive benefits from the VIE entity that could potentially be significant to the VIE. Where we conclude that we are the primary beneficiary of a VIE, we consolidate the accounts of that VIE. We assess all variable interests in the entity and use our judgment when determining if we are the primary beneficiary. Other qualitative factors that are considered include decision-making responsibilities, the VIE capital structure, risk and rewards sharing, contractual agreements with the VIE, voting rights and level of involvement of other parties. We assess the primary beneficiary determination for a VIE on an ongoing basis, if there are changes in the facts and circumstances related to a VIE. The consolidated financial statements also include the accounts of any limited partnerships where we represent the general partner and, based on all facts and circumstances, control such limited partnerships, unless the limited partner has substantive participating rights or substantive kick-out rights. For certain investments where we retain an undivided interest in assets and liabilities, we record our proportionate share of assets, liabilities, revenues and expenses. If an entity is determined to not be a VIE, the voting interest entity model is applied, where an investor holding the majority voting rights consolidates the entity.

All significant intercompany accounts and transactions are eliminated upon consolidation. Ownership interests in subsidiaries represented by other parties that do not control the entity are presented in the consolidated financial statements as activities and balances attributable to noncontrolling interests and redeemable noncontrolling interests. Investments and entities over which we exercise significant influence are accounted for using the equity method.

As a result of the Canadian Restructuring Plan, ECT, our subsidiary, determines its equity investment earnings from EIPLP using the Hypothetical Liquidation at Book Value (HLBV) method. ECT applies the HLBV method to its equity method investments where cash distributions, including both preference and residual distributions, are not based on the investor’s ownership percentages. Under the HLBV method, a calculation is prepared at each balance sheet date to determine the amount that ECT would receive if EIPLP were to liquidate all of its assets, as valued in accordance with U.S. GAAP, and distribute that cash to the investors. The difference between the calculated liquidation distribution amounts at the beginning and the end of the reporting period, after adjusting for capital contributions and distributions, is ECT’s share of the earnings or losses from the equity investment for the period.
While ECT and EIPLP are both consolidated in these financial statements, the use of the HLBV method by ECT impacts the earnings attributable to redeemable noncontrolling interests reported on Enbridge’s Consolidated Statements of Earnings for comparative periods. Redeemable noncontrolling interests on the Consolidated Statements of Financial Position as at December 31, 2017 are recognized at the maximum redemption value of the trust units held by third parties, which references the market price of ENF common shares.

REGULATION
REGULATION
Certain parts of our businesses are subject to regulation by various authorities including, but not limited to, the National Energy Board (NEB), the Federal Energy Regulatory Commission (FERC), the Alberta Energy Regulator, the New Brunswick Energy and Utilities Board (NBEUB), the Ontario Energy Board (OEB) and La Régie de l’Energie du Québec. Regulatory bodies exercise statutory authority over matters such as construction, rates and ratemaking and agreements with customers. To recognize the economic effects of the actions of the regulator, the timing of recognition of certain revenues and expenses in these operations may differ from that otherwise expected under U.S. GAAP for non rate-regulated entities.

Regulatory assets represent amounts that are expected to be recovered from customers in future periods through rates. Regulatory liabilities represent amounts that are expected to be refunded to customers in future periods through rates or expected to be paid to cover future abandonment costs in relation to the NEB’s Land Matters Consultation Initiative (LMCI). Long-term regulatory assets are recorded in Deferred amounts and other assets and current regulatory assets are recorded in Accounts receivable and other. Long-term regulatory liabilities are included in Other long-term liabilities and current regulatory liabilities are recorded in Accounts payable and other. Regulatory assets are assessed for impairment if we identify an event indicative of possible impairment. The recognition of regulatory assets and liabilities is based on the actions, or expected future actions, of the regulator. To the extent that the regulator’s actions differ from our expectations, the timing and amount of recovery or settlement of regulatory balances could differ significantly from those recorded. In the absence of rate regulation, we would generally not recognize regulatory assets or liabilities and the earnings impact would be recorded in the period the expenses are incurred or revenues are earned. A regulatory asset or liability is recognized in respect of deferred income taxes when it is expected the amounts will be recovered or settled through future regulator-approved rates.

Allowance for funds used during construction (AFUDC) is included in the cost of property, plant and equipment and is depreciated over future periods as part of the total cost of the related asset. AFUDC includes both an interest component and, if approved by the regulator, a cost of equity component, which are both capitalized based on rates set out in a regulatory agreement. In the absence of rate regulation, we would capitalize interest using a capitalization rate based on its cost of borrowing, whereas the capitalized equity component, the corresponding earnings during the construction phase and the subsequent depreciation would not be recognized.

For certain regulated operations to which U.S. GAAP guidance for phase-in plans applies, negotiated depreciation rates recovered in transportation tolls may be less than the depreciation expense calculated in accordance with U.S. GAAP in early years of long-term contracts but recovered in future periods when tolls exceed depreciation. Depreciation expense on such assets is recorded in accordance with U.S. GAAP and no deferred regulatory asset is recorded (Note 7).

With the approval of the applicable regulator, EGD, Union Gas and certain distribution operations capitalize a percentage of specified operating costs. These operations are authorized to charge depreciation and earn a return on the net book value of such capitalized costs in future years. To the extent that the regulator’s actions differ from our expectations, the timing and amount of recovery or settlement of capitalized costs could differ significantly from those recorded. In the absence of rate regulation, a portion of such costs may be charged to current period earnings.

REVENUE RECOGNITION/NATIONAL GAS IMBALANCES
REVENUE RECOGNITION
For businesses that are not rate-regulated, revenues are recorded when products have been delivered or services have been performed, the amount of revenue can be reliably measured and collectability is reasonably assured. Customer credit worthiness is assessed prior to agreement signing, as well as throughout the contract duration. Certain revenues from liquids and gas pipeline businesses are recognized under the terms of committed delivery contracts rather than the cash tolls received.

Long-term take-or-pay contracts, under which shippers are obligated to pay fixed amounts rateably over the contract period regardless of volumes shipped, may contain make-up rights. Make-up rights are earned by shippers when minimum volume commitments are not utilized during the period but under certain circumstances can be used to offset overages in future periods, subject to expiry periods. We recognize revenues associated with make-up rights at the earlier of when the make-up volume is shipped, the make-up right expires or when it is determined that the likelihood that the shipper will utilize the make-up right is remote.

Certain offshore pipeline transportation contracts require Enbridge to provide transportation services for the life of the underlying producing fields. Under these arrangements, shippers pay Enbridge a fixed monthly toll for a defined period of time which may be shorter than the estimated reserve life of the underlying producing fields, resulting in a contract period which extends past the period of cash collection. Fixed monthly toll revenues are recognized ratably over the committed volume made available to shippers throughout the contract period, regardless of when cash is received. For the years ended December 31, 2018, 2017 and 2016, cash received net of revenue recognized for contracts under make-up rights and similar deferred revenue arrangements was $208 million, $196 million, and $249 million, respectively.

For rate-regulated businesses, revenues are recognized in a manner that is consistent with the underlying agreements as approved by the regulators. Natural gas utilities revenues are recorded on the basis of regular meter readings and estimates of customer usage from the last meter reading to the end of the reporting period. Estimates are based on historical consumption patterns and heating degree days experienced. Heating degree days is a measure of coldness that is indicative of volumetric requirements for natural gas utilized for heating purposes in our distribution franchise area. Since July 1, 2011, Canadian Mainline (excluding Lines 8 and 9) earnings are governed by the Competitive Toll Settlement (CTS), under which revenues are recorded when services are performed. Effective on that date, we prospectively discontinued the application of rate-regulated accounting for those assets with the exception of flow-through income taxes covered by specific rate orders.

Our Energy Services segment enters into commodity purchase and sale arrangements that are recorded gross because the related contracts are not held for trading purposes and we are acting as the principal in the transactions. For our energy marketing contracts, an estimate of revenues and commodity costs for the month of December is included in the Consolidated Statements of Earnings for each year based on the best available volume and price data for the commodity delivered and received.
NATURAL GAS IMBALANCES
The Consolidated Statements of Financial Position include in-kind balances as a result of differences in gas volumes received and delivered for customers. Since settlement of certain imbalances is in-kind, changes in the balances do not have an effect on our Consolidated Statements of Earnings or Consolidated Statements of Cash Flows. Most natural gas volumes owed to or by us are valued at natural gas market index prices as at the balance sheet dates.

DERIVATIVE INSTRUMENTS AND HEDGING
DERIVATIVE INSTRUMENTS AND HEDGING
Non-qualifying Derivatives
Non-qualifying derivative instruments are used primarily to economically hedge foreign exchange, interest rate and commodity price earnings exposure. Non-qualifying derivatives are measured at fair value with changes in fair value recognized in earnings in Transportation and other services revenues, Commodity costs, Operating and administrative expense, Other income/(expense) and Interest expense.

Derivatives in Qualifying Hedging Relationships
We use derivative financial instruments to manage our exposure to changes in commodity prices, foreign exchange rates, interest rates and certain compensation tied to our share price. Hedge accounting is optional and requires Enbridge to document the hedging relationship and test the hedging item’s effectiveness in offsetting changes in fair values or cash flows of the underlying hedged item on an ongoing basis. We present the earnings effects of hedging items with the hedged transaction. Derivatives in qualifying hedging relationships are categorized as cash flow hedges, fair value hedges or net investment hedges.

Cash Flow Hedges
We use cash flow hedges to manage our exposure to changes in commodity prices, foreign exchange rates, interest rates and certain compensation tied to our share price. The effective portion of the change in the fair value of a cash flow hedging instrument is recorded in Other comprehensive income/(loss) (OCI) and is reclassified to earnings when the hedged item impacts earnings. Any hedge ineffectiveness is recorded in current period earnings.

If a derivative instrument designated as a cash flow hedge ceases to be effective or is terminated, hedge accounting is discontinued and the gain or loss at that date is deferred in OCI and recognized concurrently with the related transaction. If a hedged anticipated transaction is no longer probable, the gain or loss is recognized immediately in earnings. Subsequent gains and losses from derivative instruments for which hedge accounting has been discontinued are recognized in earnings in the period in which they occur.

Fair Value Hedges
We use fair value hedges to hedge the fair value of debt instruments. The change in the fair value of the hedging instrument is recorded in earnings with changes in the fair value of the hedged asset or liability that is designated as part of the hedging relationship. If a fair value hedge is discontinued or ceases to be effective, the hedged asset or liability, otherwise required to be carried at cost or amortized cost, ceases to be remeasured at fair value and the cumulative fair value adjustment to the carrying value of the hedged item is recognized in earnings over the remaining life of the hedged item.

Net Investment Hedges
Gains and losses arising from translation of net investment in foreign operations from their functional currencies to Enbridge’s Canadian dollar presentation currency are included in cumulative translation adjustments (CTA). We designate foreign currency derivatives and United States dollar denominated debt as hedges of net investments in United States dollar denominated foreign operations. As a result, the effective portion of the change in the fair value of the foreign currency derivatives as well as the translation of United States dollar denominated debt are reflected in OCI and any ineffectiveness is reflected in current period earnings. Amounts recognized previously in Accumulated other comprehensive income/(loss) (AOCI) are reclassified to earnings when there is a reduction of the hedged net investment resulting from disposal of a foreign operation.

Classification of Derivatives
We recognize the fair market value of derivative instruments on the Consolidated Statements of Financial Position as current and non-current assets or liabilities depending on the timing of the settlements and the resulting cash flows associated with the instruments. Fair value amounts related to cash flows occurring beyond one year are classified as non-current.

Cash inflows and outflows related to derivative instruments are classified as Operating activities on the Consolidated Statements of Cash Flows.

Balance Sheet Offset
Assets and liabilities arising from derivative instruments may be offset in the Consolidated Statements of Financial Position when we have the legal right and intention to settle them on a net basis.

Transaction Costs
Transaction costs are incremental costs directly related to the acquisition of a financial asset or the issuance of a financial liability. We incur transaction costs primarily from the issuance of debt and account for these costs as a deduction from Long-term debt on the Statements of Financial Position. These costs are amortized using the effective interest rate method over the term of the related debt instrument and are recorded in Interest expense.

EQUITY INVESTMENTS
EQUITY INVESTMENTS
Equity investments over which we exercise significant influence, but do not have controlling financial interests, are accounted for using the equity method. Equity investments are initially measured at cost and are adjusted for our proportionate share of undistributed equity earnings or loss. Equity investments are increased for contributions made to and decreased for distributions received from the investees. To the extent an equity investee undertakes activities necessary to commence its planned principal operations, we capitalize interest costs associated with its investment during such period.

RESTRICTED LONG-TERM INVESTMENTS
RESTRICTED LONG-TERM INVESTMENTS
Long-term investments that are restricted as to withdrawal or usage, for the purposes of the NEB’s LMCI, are presented as Restricted long-term investments on the Consolidated Statements of Financial Position.

OTHER INVESTMENTS
OTHER INVESTMENTS
Generally, we classify equity investments in entities over which we do not exercise significant influence and that do not have readily determinable fair values as other investments measured at fair value measurement alternative and recorded at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. Investments in equity securities measured using the fair value measurement alternative are reviewed for impairment each reporting period. Equity investments with readily determinable fair values are measured at fair value through net income. Dividends received from investments in equity securities are recognized in earnings when the right to receive payment is established.

Investments in debt securities are classified either as available for sale securities measured at fair value through OCI or as held to maturity securities measured at amortized cost.

NONCONTROLLING INTERESTS
NONCONTROLLING INTERESTS
Noncontrolling interests represent ownership interests attributable to third parties in certain consolidated subsidiaries. The portion of equity not owned by us in such entities is reflected as Noncontrolling interests within the equity section of the Consolidated Statements of Financial Position and, in the case of redeemable noncontrolling interests as at December 31, 2017, within the mezzanine section of the Consolidated Statements of Financial Position between long-term liabilities and equity.

Enbridge Income Fund (The Fund)'s noncontrolling interest holders had the option to redeem the Fund trust units for cash, subject to certain limitations. Redeemable noncontrolling interests as at December 31, 2017 are recognized at the maximum redemption value of the trust units held by third parties, which references the market price of ENF common shares. On a quarterly basis and up until redeemable noncontrolling interest repurchase date, changes in estimated redemption values are reflected as a charge or credit to retained earnings.

The use of the HLBV method by ECT impacts the earnings attributable to redeemable noncontrolling interests reported on our Consolidated Statements of Earnings for comparative periods.

INCOME TAXES
INCOME TAXES
Income taxes are accounted for using the liability method. Deferred income tax assets and liabilities are recorded based on temporary differences between the tax bases of assets and liabilities and their carrying values for accounting purposes. Deferred income tax assets and liabilities are measured using the tax rate that is expected to apply when the temporary differences reverse. For our regulated operations, a deferred income tax liability or asset is recognized with a corresponding regulatory asset or liability, respectively, to the extent taxes can be recovered through rates. Any interest and/or penalty incurred related to tax is reflected in income taxes.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION
Foreign currency transactions are those transactions whose terms are denominated in a currency other than the currency of the primary economic environment in which Enbridge or a reporting subsidiary operates, referred to as the functional currency. Transactions denominated in foreign currencies are translated into the functional currency using the exchange rate prevailing at the date of transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency using the rate of exchange in effect at the balance sheet date. Exchange gains and losses resulting from translation of monetary assets and liabilities are included in the Consolidated Statements of Earnings in the period in which they arise.

Gains and losses arising from translation of foreign operations’ functional currencies to our Canadian dollar presentation currency are included in the CTA component of AOCI and are recognized in earnings upon sale of the foreign operation. Asset and liability accounts are translated at the exchange rates in effect on the balance sheet date, while revenues and expenses are translated using monthly average exchange rates.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS Cash and cash equivalents include short-term investments with a term to maturity of three months or less when purchased.
RESTRICTED CASH
RESTRICTED CASH
Cash and cash equivalents that are restricted as to withdrawal or usage, in accordance with specific commercial arrangements, are presented as Restricted cash on the Consolidated Statements of Financial Position.

LOANS AND RECEIVABLES
LOANS AND RECEIVABLES
Affiliate long-term notes receivable are measured at amortized cost using the effective interest rate method, net of any impairment losses recognized. Accounts receivable and other are measured at cost.

ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Allowance for doubtful accounts is determined based on collection history. When we have determined that further collection efforts are unlikely to be successful, amounts charged to the allowance for doubtful accounts are applied against the impaired accounts receivable.

INVENTORY
INVENTORY
Inventory is comprised of natural gas in storage held in EGD and Union Gas, and crude oil and natural gas held primarily by energy services businesses in the Energy Services segment. Natural gas in storage in EGD and Union Gas is recorded at the quarterly prices approved by the OEB in the determination of distribution rates. The actual price of gas purchased may differ from the OEB approved price. The difference between the approved price and the actual cost of the gas purchased is deferred as a liability for future refund or as an asset for collection as approved by the OEB. Other commodities inventory is recorded at the lower of cost, as determined on a weighted average basis, or market value. Upon disposition, other commodities inventory is recorded to Commodity costs on the Consolidated Statements of Earnings at the weighted average cost of inventory, including any adjustments recorded to reduce inventory to market value.

PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment is recorded at historical cost. Expenditures for construction, expansion, major renewals and betterments are capitalized. Maintenance and repair costs are expensed as incurred. Expenditures for project development are capitalized if they are expected to have future benefit. We capitalize interest incurred during construction for non-rate-regulated assets. For rate-regulated assets, AFUDC is included in the cost of property, plant and equipment and is depreciated over future periods as part of the total cost of the related asset. AFUDC includes both an interest component and, if approved by the regulator, a cost of equity component.

Two primary methods of depreciation are utilized. For distinct assets, depreciation is generally provided on a straight-line basis over the estimated useful lives of the assets commencing when the asset is placed in service. For largely homogeneous groups of assets with comparable useful lives, the pool method of accounting for property, plant and equipment is followed whereby similar assets are grouped and depreciated as a pool. When group assets are retired or otherwise disposed of, gains and losses are generally not reflected in earnings but are booked as an adjustment to accumulated depreciation.

DEFERRED AMOUNTS AND OTHER ASSETS
DEFERRED AMOUNTS AND OTHER ASSETS
Deferred amounts and other assets primarily include: costs which regulatory authorities have permitted, or are expected to permit, to be recovered through future rates including deferred income taxes; contractual receivables under the terms of long-term delivery contracts; and derivative financial instruments.

INTANGIBLE ASSETS
INTANGIBLE ASSETS
Intangible assets consist primarily of certain software costs, customer relationships and emission allowances. We capitalize costs incurred during the application development stage of internal use software projects. Customer relationships represent the underlying relationship from long-term agreements with customers that are capitalized upon acquisition. From January 1, 2017 through July 3, 2018, emission allowances, which are recorded at their original cost, were purchased in order to meet greenhouse gas (GHG) compliance obligations. Intangible assets are generally amortized on a straight-line basis over their expected lives, commencing when the asset is available for use, with the exception of emission allowances, which are not amortized as they will be used to satisfy compliance obligations as they come due.

GOODWILL
GOODWILL
Goodwill represents the excess of the purchase price over the fair value of net identifiable assets on acquisition of a business. The carrying value of goodwill, which is not amortized, is assessed for impairment annually, or more frequently if events or changes in circumstances arise that suggest the carrying value of goodwill may be impaired. We perform our annual review of the goodwill balance on April 1.

We perform our annual review for impairment at the reporting unit level, which is identified by assessing whether the components of our operating segments constitute businesses for which discrete information is available, whether segment management regularly reviews the operating results of those components and whether the economic and regulatory characteristics are similar. We determined that our reporting units are equivalent to our reportable segments, with the exception of the gas transmission and gas midstream reportable segment which is divided at the component level into two reporting units. We have the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. The quantitative goodwill impairment test involves determining the fair value of our reporting units and comparing those values to the carrying value of each reporting unit. If the carrying value of a reporting unit, including allocated goodwill, exceeds its fair value, goodwill impairment is measured at the amount by which the reporting unit’s carrying value exceeds its fair value. This amount should not exceed the carrying amount of goodwill.

The allocation of goodwill to held for sale and disposed businesses is based on the relative fair value of businesses included in the particular reporting unit. Fair value of our reporting unit is estimated using a combination of discounted cash flow model and earnings multiples techniques. The determination of fair value using the discounted cash flow model technique requires the use of estimates and assumptions related to discount rates, projected operating income, terminal value growth rates, capital expenditures and working capital levels. The cash flow projections included significant judgments and assumptions relating to revenue growth rates and expected future capital expenditure. The determination of fair value using the earnings multiples technique requires assumptions to be made in relation to maintainable earnings and earnings multipliers for reporting units.

IMPAIRMENT
IMPAIRMENT
We review the carrying values of our long-lived assets as events or changes in circumstances warrant. If it is determined that the carrying value of an asset exceeds the undiscounted cash flows expected from the asset, we calculate fair value based on the discounted cash flows and write the assets down to the extent that the carrying value exceeds the fair value.

With respect to investments in debt securities, we assess at each balance sheet date whether there is objective evidence that a financial asset is impaired by completing a quantitative or qualitative analysis of factors impacting the investment. If there is objective evidence of impairment, we value the expected discounted cash flows using observable market inputs and determine whether the decline below carrying value is other than temporary. If the decline is determined to be other than temporary, an impairment charge is recorded in earnings with an offsetting reduction to the carrying value of the asset.

With respect to other financial assets, we assess the assets for impairment when there is no longer reasonable assurance of timely collection. If evidence of impairment is noted, we reduce the value of the financial asset to its estimated realizable amount, determined using discounted expected future cash flows.

ASSET RETIREMENT OBLIGATIONS
ASSET RETIREMENT OBLIGATIONS
ARO associated with the retirement of long-lived assets are measured at fair value and recognized as Accounts payable and other or Other long-term liabilities in the period in which they can be reasonably determined. The fair value approximates the cost a third party would charge to perform the tasks necessary to retire such assets and is recognized at the present value of expected future cash flows. ARO are added to the carrying value of the associated asset and depreciated over the asset’s useful life. The corresponding liability is accreted over time through charges to earnings and is reduced by actual costs of decommissioning and reclamation. Our estimates of retirement costs could change as a result of changes in cost estimates and regulatory requirements.

RETIREMENT AND POSTRETIREMENT BENEFITS
RETIREMENT AND POSTRETIREMENT BENEFITS
We maintain pension plans which provide defined benefit and defined contribution pension benefits.

Defined benefit pension plan costs are determined using actuarial methods and are funded through contributions determined using the projected benefit method, which incorporates management’s best estimates of future salary levels, other cost escalations, retirement ages of employees and other actuarial factors including discount rates and mortality.

We use mortality tables issued by the Society of Actuaries in the United States (revised in 2018) and the Canadian Institute of Actuaries tables (revised in 2014) to measure our benefit obligations of our United States pension plan (the United States Plan) and our Canadian pension plans (the Canadian Plans), respectively. We determine discount rates by reference to rates of high-quality long-term corporate bonds with maturities that approximate the timing of future payments we anticipate making under each of the respective plans. Pension cost is charged to earnings and includes:

•	Cost of pension plan benefits provided in exchange for employee services rendered during the year;

•	Interest cost of pension plan obligations;

•	Expected return on pension plan assets;

•	Amortization of the prior service costs and amendments on a straight-line basis over the expected average remaining service period of the active employee group covered by the plans; and

•
Amortization of cumulative unrecognized net actuarial gains and losses in excess of 10% of the greater of the accrued benefit obligation or the fair value of plan assets, over the expected average remaining service life of the active employee group covered by the plans.

Actuarial gains and losses arise from the difference between the actual and expected rate of return on plan assets for that period or from changes in actuarial assumptions used to determine the accrued benefit obligation, including discount rate, changes in headcount or salary inflation experience.

Pension plan assets are measured at fair value. The expected return on pension plan assets is determined using market related values and assumptions on the specific invested asset mix within the pension plans. The market related values reflect estimated return on investments consistent with long-term historical averages for similar assets.

For defined contribution plans, contributions made by Enbridge are expensed in the period in which the contribution occurs.

We also provide OPEB other than pensions, including group health care and life insurance benefits for eligible retirees, their spouses and qualified dependents. The cost of such benefits is accrued during the years in which employees render service.

The overfunded or underfunded status of defined benefit pension and OPEB plans is recognized as Deferred amounts and other assets, Accounts payable and other or Other long-term liabilities, on the Consolidated Statements of Financial Position. A plan’s funded status is measured as the difference between the fair value of plan assets and the plan’s projected benefit obligation. Any unrecognized actuarial gains and losses and prior service costs and credits that arise during the period are recognized as a component of OCI, net of tax.

Certain regulated utility operations of Enbridge record regulatory adjustments to reflect the difference between pension expense and OPEB costs for accounting purposes and the pension expense and OPEB costs for ratemaking purposes. Offsetting regulatory assets or liabilities are recorded to the extent pension expense or OPEB costs are expected to be collected from or refunded to customers, respectively, in future rates. In the absence of rate regulation, regulatory balances would not be recorded and pension and OPEB costs would be charged to earnings and OCI on an accrual basis.

STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
Incentive Stock Options (ISO) granted are recorded using the fair value method. Under this method, compensation expense is measured at the grant date based on the fair value of the ISO granted as calculated by the Black-Scholes-Merton model and is recognized on a straight-line basis over the shorter of the vesting period or the period to early retirement eligibility, with a corresponding credit to Additional paid-in capital. Balances in Additional paid-in capital are transferred to Share capital when the options are exercised.

Restricted Stock Units (RSU) are cash settled awards for which the related liability is remeasured each reporting period. RSUs vest at the completion of a 35-month term. During the vesting term, compensation expense is recorded based on the number of units outstanding and the current market price of Enbridge’s shares with an offset to Accounts payable and other or to Other long-term liabilities.

COMMITMENTS, CONTINGENCIES AND ENVIRONMENTAL LIABILITIES
COMMITMENTS, CONTINGENCIES AND ENVIRONMENTAL LIABILITIES
We expense or capitalize, as appropriate, expenditures for ongoing compliance with environmental regulations that relate to past or current operations. We expense costs incurred for remediation of existing environmental contamination caused by past operations that do not benefit future periods by preventing or eliminating future contamination. We record liabilities for environmental matters when assessments indicate that remediation efforts are probable and the costs can be reasonably estimated. Estimates of environmental liabilities are based on currently available facts, existing technology and presently enacted laws and regulations taking into consideration the likely effects of inflation and other factors. These amounts also consider prior experience in remediating contaminated sites, other companies’ clean-up experience and data released by government organizations. Our estimates are subject to revision in future periods based on actual costs or new information and are included in Environmental liabilities and Other long-term liabilities in the Consolidated Statements of Financial Position at their undiscounted amounts. There is always a potential of incurring additional costs in connection with environmental liabilities due to variations in any or all of the categories described above, including modified or revised requirements from regulatory agencies, in addition to fines and penalties, as well as expenditures associated with litigation and settlement of claims. We evaluate recoveries from insurance coverage separately from the liability and, when recovery is probable, we record and report an asset separately from the associated liability in the Consolidated Statements of Financial Position.

Liabilities for other commitments and contingencies are recognized when, after fully analyzing available information, we determine it is either probable that an asset has been impaired, or that a liability has been incurred, and the amount of impairment or loss can be reasonably estimated. When a range of probable loss can be estimated, we recognize the most likely amount, or if no amount is more likely than another, the minimum of the range of probable loss is accrued. We expense legal costs associated with loss contingencies as such costs are incurred.

ADOPTION OF NEW STANDARDS
ADOPTION OF NEW ACCOUNTING STANDARDS
Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
Effective January 1, 2018, we adopted Accounting Standards Update (ASU) 2018-02 to address a specific consequence of the Tax Cuts and Jobs Act (TCJA or United States Tax Reform) enacted by the United States federal government on December 22, 2017. The amendments in this accounting update allowed a reclassification from accumulated other comprehensive income (AOCI) to retained earnings for stranded tax effects resulting from the TCJA. The amendments eliminated the stranded tax effects recognized as a result of the reduction of the historical United States federal corporate income tax rate to the newly enacted United States federal corporate income tax rate. The adoption of this accounting update did not have a material impact on our consolidated financial statements.

Clarifying Guidance on the Application of Modification Accounting on Stock Compensation
Effective January 1, 2018, we adopted ASU 2017-09 and applied the standard on a prospective basis. The new standard was issued to clarify the scope of modification accounting. Under the new guidance, modification accounting is required for all changes to share-based payment awards, unless all of the following conditions are met: 1) there is no change to the fair value of the award, 2) the vesting conditions have not changed, and 3) the classification of the award as an equity instrument or a debt instrument has not changed. The adoption of this accounting update did not, and is not expected to have a material impact on our consolidated financial statements.

Improving the Presentation of Net Periodic Benefit Cost related to Defined Benefit Plans
Effective January 1, 2018, we adopted ASU 2017-07 which was issued primarily to improve the income statement presentation of the components of net periodic pension cost and net periodic postretirement benefit cost for an entity’s sponsored defined benefit pension and other postretirement plans. Upon adoption of this accounting update, our Consolidated Statements of Earnings presents the current service cost within Operating and administrative expenses and the other components of net benefit cost within Other income/(expense). Previously, all components of net benefit cost were presented within Operating and administrative expenses. In addition, only the service cost component of net benefit cost will be capitalized on a prospective basis. The adoption of this accounting update did not, and is not expected to have a material impact on our consolidated financial statements.

Clarifying Guidance on Derecognition and Partial Sales of Nonfinancial Assets
Effective January 1, 2018, we adopted ASU 2017-05 on a modified retrospective basis. The new standard clarifies the scope provisions of nonfinancial assets and how to allocate consideration to each distinct asset, and amends the guidance for derecognition of a distinct nonfinancial asset in partial sale transactions. The adoption of this accounting update did not have a material impact on our consolidated financial statements.

Clarifying the Presentation of Restricted Cash in the Statement of Cash Flows
Effective January 1, 2018, we adopted ASU 2016-18 on a retrospective basis. The new standard clarifies guidance on the classification and presentation of changes in restricted cash and restricted cash equivalents within the statement of cash flows. The amendments require that changes in restricted cash and restricted cash equivalents be included within cash and cash equivalents when reconciling the opening and closing period amounts shown on the statement of cash flows. For current and comparative periods, we amended the presentation in the Consolidated Statements of Cash Flows to include restricted cash and restricted cash equivalents with cash and cash equivalents.

Simplifying Cash Flow Classification
Effective January 1, 2018, we adopted ASU 2016-15 on a retrospective basis. The new standard reduces diversity in practice of how certain cash receipts and cash payments are classified in the Consolidated Statements of Cash Flows. The new guidance addresses eight specific presentation issues. We assessed each of the eight specific presentation issues and the adoption of this ASU did not have a material impact on our consolidated financial statements.

Recognition and Measurement of Financial Assets and Liabilities
Effective January 1, 2018, we adopted ASU 2016-01 on a prospective basis. The new standard addresses certain aspects of recognition, measurement, presentation and disclosure of financial assets and liabilities. Investments in equity securities, excluding equity method and consolidated investments, are no longer classified as trading or available-for-sale securities. All investments in equity securities with readily determinable fair values are classified as investments at fair value through net income. Investments in equity securities without readily determinable fair values are measured using the fair value measurement alternative and are recorded at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. Investments in equity securities measured using the fair value measurement alternative are reviewed for indicators of impairment each reporting period. Fair value of financial assets and liabilities is measured using the exit price notion. The adoption of this accounting update did not have a material impact on our consolidated financial statements.

Revenue from Contracts with Customers
Effective January 1, 2018, we adopted ASU 2014-09 on a modified retrospective basis to contracts that were not complete at the date of initial application. The new standard was issued with the intent of significantly enhancing consistency and comparability of revenue recognition practices across entities and industries. The new standard establishes a single, principles-based five-step model to be applied to all contracts with customers and introduces new and enhanced disclosure requirements. It also requires the use of more estimates and judgments than the previous standards.

In adopting Accounting Standards Codification (ASC) 606, we applied the practical expedient for contract modifications whereby contracts that were modified before January 1, 2018 were not retrospectively restated. Instead, the aggregate effect of all contract modifications occurring before that time has been reflected when identifying satisfied and unsatisfied performance obligations, determining the transaction price and allocating the transaction price to satisfied and unsatisfied performance obligations.
Revenue was previously recognized for a certain contract within the Liquids Pipelines business unit using a formula-based method. Under the new revenue standard, revenue is recognized on a straight-line basis over the term of the agreement in order to reflect the fulfillment of our performance obligation to provide up to a specified volume of pipeline capacity throughout the term of the contract.

Certain payments received from customers to offset the cost of constructing assets required to provide services to those customers, referred to as Contributions in Aid of Construction (CIACs) were previously recorded as reductions of property, plant and equipment regardless of whether the amounts were imposed by regulation or arose from negotiations with customers. Under the new revenue standard, CIACs which are negotiated as part of an agreement to provide transportation and other services to a customer are deemed to be advance payments for future services and are recognized as revenue when those future services are provided. Accordingly, negotiated CIACs are accounted for as deferred revenue and recognized as revenue over the term of the associated revenue contract. Amounts which are required to be collected from the customer based on requirements of the regulator continue to be accounted for as reductions of property, plant and equipment.

The below table presents the cumulative, immaterial effect of the adoption of ASC 606 on our Consolidated Statement of Financial Position as at January 1, 2018 on each affected financial statement line item. For the year ended December 31, 2018, the effect of the adoption of ASC 606 on our Consolidated Statement of Earnings was not material.

	Balance at December 31, 2017	Adjustments Due to ASC 606	Balance at January 1, 2018
(millions of Canadian dollars)
Assets
Deferred amounts and other assets	6,442	(170)	6,272
Property, plant and equipment, net	90,711	112	90,823
Liabilities and equity
Accounts payable and other	9,478	62	9,540
Other long-term liabilities	7,510	66	7,576
Deferred income taxes	9,295	(62)	9,233
Redeemable noncontrolling interests	4,067	(38)	4,029
Deficit	(2,468)	(86)	(2,554)

The following ASU’s have been issued, but not yet adopted.

Clarifying Interaction between Collaborative Arrangements and Revenue from Contracts with Customers
In November 2018, ASU 2018-18 was issued to provide clarity on when transactions between entities in a collaborative arrangement should be accounted for under the new revenue standard, ASC 606. In determining whether transactions in collaborative arrangements should be accounted under the revenue standard, the update specifies that entities shall apply unit of account guidance to identify distinct goods or services and whether such goods and services are separately identifiable from other promises in the contract. ASU 2018-18 also precludes entities from presenting transactions with a collaborative partner which are not in scope of the new revenue standard together with revenue from contracts with customers. The accounting update is effective January 1, 2020 and early adoption is permitted. We are currently assessing the impact of the new standard on our consolidated financial statements.

Improvements to Related Party Guidance for Variable Interest Entities
ASU 2018-17 was issued in October 2018 to improve the related party guidance on determining whether fees paid to decision makers and service providers (“decision-maker fees”) are variable interests. Under the new guidance, reporting entities must consider indirect interests held through related parties in common control arrangements on a proportionate basis, rather than as the equivalent of a direct interest in its entirety, when determining if a decision maker’s fees constitute a variable interest. The accounting update is effective January 1, 2020 and must be applied on a retrospective basis. We are currently assessing the impact of the new standard on our consolidated financial statements.

Amended Guidance on Cloud Computing Arrangements
In August 2018, ASU 2018-15 was issued to provide guidance on the accounting for implementation costs incurred in a cloud computing arrangement (CCA) that is a service contract. The amendment aligns the accounting for costs incurred to implement a CCA that is a service arrangement with the guidance on capitalizing costs associated with developing or obtaining internal-use software. Additionally, ASU 2018-15 specifies that an entity would apply ASC 350-40, Internal-use software, to determine which implementation costs related to a hosting arrangement that is a service contract should be capitalized and which should be expensed. Furthermore, the amendments in the update require capitalized costs be amortized on a straight-line basis generally over the term of the arrangement and presented in the same income statement line as fees paid for the hosting service. The new standard also requires that the balance sheet presentation of capitalized implementation costs to be the same as that of the prepayment of fees related to the hosting arrangement, as well as similar consistency in classifications from a cash flow statement perspective. ASU 2018-15 is effective January 1, 2020 and we have elected to early adopt the standard as of January 1, 2019, as permitted. We do not expect the adoption of this accounting update to have a material impact on our consolidated financial statements.

Disclosure Effectiveness
In August 2018, the Financial Accounting Standards Board issued two amendments as a part of its disclosure framework project aimed to improve the effectiveness of disclosures in the notes to financial statements.

ASU 2018-14 was issued in August 2018 to improve disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. The amendment modifies the current guidance by adding and removing several disclosure requirements while also clarifying the guidance on current disclosure requirements. ASU 2018-14 is effective January 1, 2021 and entities are permitted to adopt the standard early. We are currently assessing the impact of the new standard on our consolidated financial statements.

ASU 2018-13 was issued to improve the disclosure requirements for fair value measurements by eliminating and modifying some disclosures, while also adding new disclosures. This update is effective January 1, 2020, however entities are permitted to early adopt the eliminated or modified disclosures. We are currently assessing the impact of the new standard on our consolidated financial statements.

Improvements to Accounting for Hedging Activities
ASU 2017-12 was issued in August 2017 with the objective of better aligning a company’s risk management activities and the resulting hedge accounting reflected in the financial statements. The amendments allow cash flow hedging of contractually specified components in financial and non-financial items. Under the new guidance, hedge ineffectiveness is no longer required to be measured and hedging instruments’ fair value changes will be recorded in the same income statement line as the hedged item. The ASU also allows the initial quantitative hedge effectiveness assessment to be performed at any time before the end of the quarter in which the hedge is designated. After initial quantitative testing is performed, an ongoing qualitative effectiveness assessment is permitted. The accounting update is effective January 1, 2019, with early adoption permitted, and is to be applied on a modified retrospective basis. Based upon our current assessment, we do not expect the standard to have a material impact on our consolidated financial statements.

In October 2018, ASU 2018-16 was issued to permit the use of the Overnight Index Swap rate based on the Secured Overnight Financing Rate as a U.S. benchmark interest rate for hedge accounting purposes. ASU 2018-16 is effective concurrently with ASU 2017-12.

Amending the Amortization Period for Certain Callable Debt Securities Purchased at a Premium
ASU 2017-08 was issued in March 2017 with the intent of shortening the amortization period to the earliest call date for certain callable debt securities held at a premium. The accounting update is effective January 1, 2019 and will be applied on a modified retrospective basis. We do not expect the adoption of this accounting update to have a material impact on our consolidated financial statements.

Accounting for Credit Losses
ASU 2016-13 was issued in June 2016 with the intent of providing financial statement users with more useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. Current treatment uses the incurred loss methodology for recognizing credit losses that delays the recognition until it is probable a loss has been incurred. The accounting update adds a new impairment model, known as the current expected credit loss model, which is based on expected losses rather than incurred losses. Under the new guidance, an entity will recognize as an allowance its estimate of expected credit losses, which the Financial Accounting Standards Board believes will result in more timely recognition of such losses.

Further, ASU 2018-19 was issued in November 2018 to clarify that operating lease receivables should be accounted for under the new leases standard, ASC 842, and are not within the scope of ASC 326, Financial Instrument - Credit Losses. Both accounting updates are effective January 1, 2020. We are currently assessing the impact of the new standard on our consolidated financial statements.

Recognition of Leases
ASU 2016-02 was issued in February 2016 with the intent to increase transparency and comparability among organizations. It requires lessees of operating lease arrangements to recognize lease assets and lease liabilities on the statements of financial position and disclose additional key information about lease agreements. The accounting update also replaces the current definition of a lease and requires that an arrangement be recognized as a lease when a customer has the right to obtain substantially all of the economic benefits from the use of an asset, as well as the right to direct the use of the asset. The new standard became effective January 1, 2019 and in adopting ASC 842, we have applied the package of practical expedients offered in connection with this update. Application of the package of practical expedients permits entities not to reassess a) whether any expired or existing contracts contain leases in accordance with the new guidance, b) lease classifications, and c) whether initial direct costs capitalized under current guidance continue to meet the definition of initial direct costs under the new guidance. Under the new lease guidance, we have also decided to elect, by class of underlying asset, to not separate non-lease components from the associated lease components of our lessee contract and account for both components as a single lease component.

ASU 2018-01 was issued in January 2018 to address stakeholder concerns about the costs and complexity of complying with the transition provisions of the new lease requirements as they relate to land easements. The amendments provide an optional transition practical expedient to not evaluate existing or expired land easements that were not previously accounted for as leases under existing guidance. We have elected this practical expedient in connection with the adoption of the new lease requirements.

In July 2018, ASU 2018-11 was issued to address additional stakeholder concerns regarding the unanticipated costs and complexities associated with the modified retrospective transition method as well as the requirement for lessors to separate components of a contract. Under the new guidance, entities are provided with an additional transition method which allows entities to apply the new standard at the date of adoption and to elect not to recast comparative periods presented. This amendment also permits lessors to combine associated lease and non-lease components within a contract for operating leases when certain conditions are met.  We have elected both of these practical expedients in the adoption of the new lease standard.

We have identified all lease contracts existing as at November 30, 2018 and have performed detailed evaluations of those lease contracts under the requirements of the transitional guidance. We estimate that we will recognize right-of-use lease assets and related lease liabilities for existing operating leases where we are the lessee in the range of $750 million to $900 million, with no impact to our Consolidated Statements of Earnings or Consolidated Statements of Cash Flows. This estimate represents the net present value of future lease payments payable under operating lease contracts we had entered into as at November 30, 2018, and that have commenced or are scheduled to commence by January 1, 2019. We do not expect any adjustments will be made to our accounting for existing lessor contracts as a result of implementing this new standard.